Information by Segment	12 Months Ended
Dec. 31, 2021
INFORMATION BY SEGMENT
Information by Segment

34.  INFORMATION BY SEGMENT

34.1. Basis of segmentation

The Group’s activities operate under a matrix management structure with dual and cross management responsibilities (based on business and geographical areas of responsibility), and its subsidiaries are engaged in either the generation and transmission business or the distribution business.

The Group adopted a “bottom-up” approach to determine its reportable segments. The generation and transmission and the distribution reportable segments were defined based on IFRS 8.9 and on the criteria described in IFRS 8.12.

Generation Segment: The electricity generation segment is composed of a group of electricity companies that own electricity generating plants, whose energy is transmitted and distributed to end consumers. The generation business in Chile is conducted by the Company’s subsidiaries Enel Generación Chile S.A. and Empresa Eléctrica Pehuenche S.A., and the Company’s Group is engaged in the development and exploitation of non-conventional renewable energies through our subsidiary Enel Green Power Chile S.A.

Distribution and Transmission Segments: The electricity distribution business is operated by Enel Distribución Chile S.A. and its subsidiary Enel Colina S.A. They operate under a distribution concession regime, with service obligations and regulated tariffs. The electricity transmission business is operated by Enel Transmission Chile S.A. and its subsidiary Empresa de Transmission Chena S.A., which operate under an open access regime, making their network infrastructures available to any interested user under non-discriminatory conditions.

Each of the operating segments generates separate financial information, which is aggregated into one combined set of information for the Generation Business, and another set of combined information for the Distribution and Transmission Business at the reportable segment level. In addition, in order to assist the decision-making process, the Planning & Control Department at Parent Company level prepares internal reports containing combined information at the reportable segment level about the main key performance indicators (KPIs), such as: EBITDA, Gross Margin, Total Capex, Total Opex, Profit for the Year, Total Energy Generation, Distribution and Transmission, among others. The presentation of information under this business approach has been made taking into consideration that the KPIs are similar in each of the following aspects:

a)	The nature of the activities: generation on one hand, and distribution and transmission on the other;
b)	The nature of the production processes: The Generation Business deals with the generation of electricity and its transmission to dispatch centers, while the Distribution Business does not generate electricity, but distributes electricity to end customers;
c)	The methods used to distribute its products or provide the services: generators normally sell energy through energy bids, whereas distributors and transmitters deliver energy in their concession area or area where their facilities operate; and
d)	The nature of the regulatory framework for public electricity services: the regulatory framework distinguishes between Generation companies, which can freely decide whether to sell their energy and capacity to regulated or unregulated customers; and Distribution and Transmission companies, which, as natural monopolies, are subject to regulated tariffs and are required free access to their networks.

The Company’s highest decision-making authority reviews on a monthly basis these internal reports and uses the KPI information to make decisions on the allocation of resources and the assessment of the performance of the operating segments for each reportable segment.

The information disclosed in the following tables is based on the financial information of the companies forming each segment. The accounting policies used to determine the segment information are the same as those used in the preparation of the Group’s consolidated financial statements.

34.2 Generation and Distribution

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	704,953,231	581,661,790	381,074,530	282,024,842	182,224,732	162,714,564	1,268,252,493	1,026,401,196
Cash and cash equivalents	4,059,117	4,971,820	1,964,579	3,657,471	303,951,444	323,406,722	309,975,140	332,036,013
Other current financial assets	2,747,199	2,562,093	1,238,240	29,977	55,976	760,334	4,041,415	3,352,404
Other current non-financial assets	53,654,303	11,665,802	4,215,329	2,830,106	8,956,365	5,305,665	66,825,997	19,801,573
Trade and other current receivables	319,374,477	285,241,891	344,375,668	259,172,712	24,434,982	10,472,036	688,185,127	554,886,639
Current accounts receivable from related companies	262,328,437	232,991,789	11,763,448	4,269,460	(217,651,797)	(179,285,124)	56,440,088	57,976,125
Inventories	25,601,423	18,163,284	2,997,869	3,397,415	2,648,418	1,749,330	31,247,710	23,310,029
Current tax assets	37,188,275	26,065,111	14,519,397	8,667,701	59,829,344	305,601	111,537,016	35,038,413
NON-CURRENT ASSETS	5,869,269,137	4,722,779,027	1,590,778,338	1,369,182,558	772,023,628	786,108,803	8,232,071,103	6,878,070,388
Other non-current financial assets	38,915,283	20,660,446	—	4	463,782	—	39,379,065	20,660,450
Other non-current non-financial assets	85,177,306	62,608,451	3,076,764	2,791,875	1,362,578	386,889	89,616,648	65,787,215
Trade and other non-current receivables	100,176,330	166,469,458	401,098,758	277,378,406	14,511,252	1,168,702	515,786,340	445,016,566
Non-Current accounts payable from related companies	148,999,820	141,649,129	—	—	(142,651,819)	(93,290,214)	6,348,001	48,358,915
Investments accounted for using the equity method	6,095,038	9,551,139	—	—	3,828,895	3,441,664	9,923,933	12,992,803
Intangible assets other than goodwill	101,567,646	94,464,506	82,839,363	65,335,352	6,814,546	5,314,663	191,221,555	165,114,521
Goodwill	34,159,548	32,682,252	2,240,478	2,240,478	884,678,172	880,782,639	921,078,198	915,705,369
Property, plant and equipment	5,031,641,934	4,037,877,000	1,093,444,389	1,015,249,248	(14,397,562)	(19,629,776)	6,110,688,761	5,033,496,472
Investment property	—	—	—	—	7,539,005	7,421,940	7,539,005	7,421,940
Assets for right of use	156,537,247	50,373,648	4,244,878	5,117,436	6,736	11,108	160,788,861	55,502,192
Deferred tax assets	165,998,985	106,442,998	3,833,708	1,069,759	9,868,043	501,188	179,700,736	108,013,945

TOTAL ASSETS	6,574,222,368	5,304,440,817	1,971,852,868	1,651,207,400	954,248,360	948,823,367	9,500,323,596	7,904,471,584

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	1,160,666,050	903,590,885	746,688,757	335,412,469	224,971,410	(193,523,189)	2,132,326,217	1,045,480,165
Other current financial liabilities	79,273,121	155,592,371	150,674	77,554	8,916,095	1,829,216	88,339,890	157,499,141
Current lease liabilities	9,242,799	5,495,257	1,853,542	1,505,677	8,677	6,777	11,105,018	7,007,711
Trade and other current payables	668,905,400	416,425,675	262,862,315	190,709,618	46,556,772	20,822,729	978,324,487	627,958,022
Current accounts payable to related companies	373,766,861	237,326,397	465,826,390	118,883,364	165,004,707	(226,155,799)	1,004,597,958	130,053,962
Other current provisions	17,906,766	2,933,069	1,266,514	—	583,037	501,735	19,756,317	3,434,804
Current tax liabilities	2,461,869	65,963,158	9,202,761	95,556	1,484,077	6,301,230	13,148,707	72,359,944
Other current non-financial liabilities	9,109,234	19,854,958	5,526,561	24,140,700	2,418,045	3,170,923	17,053,840	47,166,581
NON-CURRENT LIABILITIES	2,688,289,480	1,647,789,150	371,287,907	415,149,858	961,927,094	1,201,777,912	4,021,504,481	3,264,716,920
Other non-current financial liabilities	902,487,329	774,737,983	—	4	1,039,387,049	708,851,139	1,941,874,378	1,483,589,126
Non-current lease liabilities	145,264,339	41,147,046	3,292,221	3,704,860	499	5,901	148,557,059	44,857,807
Trade and other non-current payables	3,788,764	4,286,773	175,608,162	112,922,799	486	487	179,397,412	117,210,059
Non-current accounts payable to related companies	1,245,386,779	457,825,939	142,651,760	228,805,329	(87,979,442)	477,413,194	1,300,059,097	1,164,044,462
Other long-term provisions	181,398,929	194,653,912	12,319,020	15,587,759	394,765	—	194,112,714	210,241,671
Deferred tax liabilities	192,175,894	152,083,137	11,639,461	20,212,892	(6,398,405)	(4,238,467)	197,416,950	168,057,562
Non-current provisions for employee benefits	17,787,446	23,054,360	24,641,998	32,738,247	16,522,142	19,745,658	58,951,586	75,538,265
Other non-current non-financial liabilities	—	—	1,135,285	1,177,968	—	—	1,135,285	1,177,968
EQUITY	2,725,266,838	2,753,060,782	853,876,204	900,645,073	(232,650,144)	(59,431,356)	3,346,492,898	3,594,274,499
Equity attributable to owners of the parent	2,725,266,838	2,753,060,782	853,876,204	900,645,073	(232,650,144)	(59,431,356)	3,097,868,353	3,351,915,790
Issued capital	1,264,108,957	1,403,737,121	230,137,980	230,137,980	2,387,856,533	2,248,228,369	3,882,103,470	3,882,103,470
Retained earnings	1,455,385,686	1,473,514,878	946,912,262	988,991,623	(799,111,653)	(715,068,696)	1,603,186,295	1,747,437,805
Issuance premiums	85,511,492	85,511,492	354,220	354,220	(85,865,712)	(85,865,712)	—	—
Treasury shares in portfolio	—	(252,632,367)	—	—	—	252,632,367	—	—
Other reserves	(79,739,297)	42,929,658	(323,528,258)	(318,838,750)	(1,735,529,312)	(1,759,357,684)	(2,387,421,412)	(2,277,625,485)
Non-controlling interests	—	—	—	—	—	—	248,624,545	242,358,709

Total Liabilities and Equity	6,574,222,368	5,304,440,817	1,971,852,868	1,651,207,400	954,248,360	948,823,367	9,500,323,596	7,904,471,584

The Holding, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.

	Generation			Distribution			Holdings eliminations			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
REVENUES	1,953,287,738	1,577,422,263	1,726,611,508	1,201,833,293	1,382,068,220	1,412,871,738	(299,891,496)	(374,088,286)	(368,648,886)	2,855,229,535	2,585,402,197	2,770,834,360
Revenues	1,934,131,175	1,543,647,794	1,581,230,963	1,193,549,267	1,376,425,433	1,408,588,042	(297,998,038)	(371,688,910)	(365,242,682)	2,829,682,404	2,548,384,317	2,624,576,323
Energy sales	1,803,343,706	1,494,203,779	1,472,565,933	1,103,758,191	1,270,159,653	1,318,386,716	(321,853,728)	(383,626,832)	(385,049,407)	2,585,248,169	2,380,736,600	2,405,903,242
Other sales	129,626,809	38,825,239	97,870,470	5,347,333	6,601,069	9,365,186	21,936,360	13,444,564	16,878,136	156,910,502	58,870,872	124,113,792
Other services rendered	1,160,660	10,618,776	10,794,560	84,443,743	99,664,711	80,836,140	1,919,330	(1,506,642)	2,928,589	87,523,733	108,776,845	94,559,289
Other operating income	19,156,563	33,774,469	145,380,545	8,284,026	5,642,787	4,283,696	(1,893,458)	(2,399,376)	(3,406,204)	25,547,131	37,017,880	146,258,037
RAW MATERIALS AND CONSUMABLES USED	(1,346,981,551)	(616,852,308)	(678,187,609)	(974,857,661)	(1,116,324,483)	(1,114,936,281)	310,533,808	358,731,152	371,918,639	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Energy purchases	(660,360,745)	(177,049,909)	(160,044,206)	(933,785,293)	(1,060,494,642)	(1,056,562,636)	297,153,754	372,681,097	381,322,099	(1,296,992,284)	(864,863,454)	(835,284,743)
Fuel consumption	(374,868,794)	(231,176,490)	(230,944,414)	—	—	—	—	—	—	(374,868,794)	(231,176,490)	(230,944,414)
Transportation expenses	(159,477,763)	(113,704,101)	(169,062,680)	(12,947,272)	(23,694,571)	(22,725,942)	20,686,811	(4,141,015)	(5,060,166)	(151,738,224)	(141,539,687)	(196,848,788)
Other miscellaneous supplies and services	(152,274,249)	(94,921,808)	(118,136,309)	(28,125,096)	(32,135,270)	(35,647,703)	(7,306,757)	(9,808,930)	(4,343,294)	(187,706,102)	(136,866,008)	(158,127,306)
CONTRIBUTION MARGIN	606,306,187	960,569,955	1,048,423,899	226,975,632	265,743,737	297,935,457	10,642,312	(15,357,134)	3,269,753	843,924,131	1,210,956,558	1,349,629,109
Other work performed by the entity and capitalized	13,352,715	15,581,738	8,887,421	17,403,271	9,805,315	8,723,440	401,210	152,263	0	31,157,196	25,539,316	17,610,861
Employee benefits expense	(71,617,409)	(65,564,485)	(62,871,525)	(49,357,037)	(37,496,730)	(34,828,194)	(42,370,708)	(34,165,533)	(31,905,237)	(163,345,154)	(137,226,748)	(129,604,956)
Other expenses	(126,899,337)	(121,366,276)	(120,522,841)	(71,488,295)	(79,580,559)	(70,678,241)	8,836,807	10,353,501	7,057,942	(189,550,825)	(190,593,334)	(184,143,140)
GROSS OPERATING INCOME	421,142,156	789,220,932	873,916,954	123,533,571	158,471,763	201,152,462	(22,490,379)	(39,016,903)	(21,577,542)	522,185,348	908,675,792	1,053,491,874
Depreciation and amortization expense	(164,579,061)	(185,479,080)	(196,623,025)	(47,931,057)	(45,583,947)	(40,705,580)	1,582,462	1,106,008	701,218	(210,927,656)	(229,957,019)	(236,627,387)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(33,035,731)	(698,453,039)	(280,020,263)	—	—	—	136,877	646,598	(742,389)	(32,898,854)	(697,806,441)	(280,762,652)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9.	(691,132)	(1,305,341)	(1,338,599)	(17,419,025)	(12,998,719)	(8,153,419)	(655,018)	(863,647)	(554,982)	(18,765,175)	(15,167,707)	(10,047,000)
OPERATING INCOME	222,836,232	(96,016,528)	395,935,067	58,183,489	99,889,097	152,293,463	(21,426,058)	(38,127,944)	(22,173,695)	259,593,663	(34,255,375)	526,054,835
FINANCIAL RESULT	(62,697,134)	(80,090,891)	(101,324,905)	(11,685,010)	5,929,058	5,232,127	(82,677,420)	(38,272,941)	(54,800,225)	(157,059,564)	(112,434,774)	(150,893,003)
Financial income	8,178,108	15,080,015	15,241,046	19,109,146	22,717,208	22,742,687	(866,854)	(1,636,763)	(10,584,458)	26,420,400	36,160,460	27,399,275
Cash and cash equivalents	29,479	597,718	3,556,554	1,093,452	1,562,194	1,456,253	2,136,870	5,164,145	3,960,799	3,259,801	7,324,057	8,973,606
Other financial income	8,148,629	14,482,297	11,684,492	18,015,694	21,155,014	21,286,434	(3,003,724)	(6,800,908)	(14,545,257)	23,160,599	28,836,403	18,425,669
Financial costs	(94,212,401)	(59,088,322)	(111,219,566)	(30,325,667)	(17,696,544)	(19,061,123)	(49,505,048)	(50,623,905)	(34,617,211)	(174,043,116)	(127,408,771)	(164,897,900)
Bank loans	(2,465,972)	(7,112,931)	(11,813,855)	—	(33,244)	(40,508)	(261,725)	(4,855)	(2,633,337)	(2,727,697)	(7,151,030)	(14,487,700)
Secured and unsecured obligations	(47,518,870)	(47,654,290)	(45,714,879)	—	—	—	(38,471,477)	(36,613,957)	(36,103,685)	(85,990,347)	(84,268,247)	(81,818,564)
Others	(44,227,559)	(4,321,101)	(53,690,832)	(30,325,667)	(17,663,300)	(19,020,615)	(10,771,846)	(14,005,093)	4,119,811	(85,325,072)	(35,989,494)	(68,591,636)
Income from indexation units	3,385,938	(703,130)	(5,157,076)	1,851,124	1,124,304	1,843,435	660,458	1,664,594	331,373	5,897,520	2,085,768	(2,982,268)
Foreign exchange profits (losses)	19,951,221	(35,379,454)	(189,309)	(2,319,613)	(215,910)	(292,872)	(32,965,976)	12,323,133	(9,929,929)	(15,334,368)	(23,272,231)	(10,412,110)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,157,673	2,424,250	366,089	361	—	—	19,375	1,085,142	—	3,177,409	3,509,392	366,089
Other gains (losses)	10,137,284	9,478,528	1,683,246	2,171,056	10,287	12	(2,171,056)	—	109,943	10,137,284	9,488,815	1,793,201
Gain (loss) from other investments	10,137,284	94,490	152,557	2,171,056	10,287	12	(2,171,056)	—	109,943	10,137,284	104,777	262,512
Gain (loss) from the sale of assets	—	9,384,038	1,530,689	—	—	—	—	—	—	—	9,384,038	1,530,689
Profit (loss) before taxes	173,434,055	(164,204,641)	296,659,497	48,669,896	105,828,442	157,525,602	(106,255,159)	(75,315,743)	(76,863,977)	115,848,792	(133,691,942)	377,321,122
Income tax	(24,666,990)	97,419,625	(40,347,869)	2,275,431	(23,421,217)	(38,748,555)	7,252,901	7,306,699	17,868,520	(15,138,658)	81,305,107	(61,227,904)
PROFIT (LOSS)	148,767,065	(66,785,016)	256,311,628	50,945,327	82,407,225	118,777,047	(99,002,258)	(68,009,044)	(58,995,457)	100,710,134	(52,386,835)	316,093,218
	—		—	—		—	—		—	—	—	—
Profit (loss) attributable to	148,767,065	(66,785,016)	256,311,628	50,945,327	82,407,225	118,777,047	(99,002,258)	(68,009,044)	(58,995,457)	100,710,134	(52,386,835)	316,093,218
Profit (loss) attributable to owners of the parent	—	—	—	—	—	—	—	—	—	85,153,969	(50,860,313)	296,153,605
Profit (loss) attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	15,556,165	(1,526,522)	19,939,613

	Generation			Distribution			Holdings eliminations			Total
	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019	12-31-2021	12-31-2020	12-31-2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	445,854,355	551,979,917	754,113,794	17,684,402	111,689,249	50,246,845	(50,645,942)	92,197,032	(60,648,920)	412,892,815	755,866,198	743,711,719
Net cash flows from (used in) investing activities	(604,078,037)	(100,557,328)	(426,038,012)	(85,111,489)	(111,939,127)	(28,896,947)	(47,365,284)	(342,154,935)	143,403,148	(736,554,810)	(554,651,390)	(311,531,811)
Net cash flows from (used in) financing activities	157,788,515	(469,832,875)	(453,927,358)	67,203,137	1,578,034	(23,901,991)	68,239,857	340,585,507	37,393,661	293,231,509	(127,669,334)	(440,435,688)

The Holding, Eliminations and Others column corresponds to transactions between companies in different lines of business and country, primarily purchases and sales of energy and services.